Cover Page	Oct. 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2025
Entity Registrant Name	BURFORD CAPITAL LIMITED
Entity Incorporation, State or Country Code	Y7
Entity File Number	001-39511
Entity Address, Address Line One	Oak House
Entity Address, Address Line Two	Hirzel Street
Entity Address, City or Town	St. Peter Port
Entity Address, Country	GG
Entity Address, Postal Zip Code	GY1 2NP
Country Region	+44
City Area Code	1481
Local Phone Number	723 450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	BUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001714174